Income Taxes	12 Months Ended
Dec. 31, 2021
Income Taxes [Abstract]
Income Taxes	INCOME TAXES
The provision for income taxes is as follows:

($ millions)	2021	2020
Current tax:
Canada	—	—
Luxembourg	—	0.2
Current tax expense	—	0.2
Deferred tax expense (recovery):
Canada	715.5	(678.5)
United States	84.2	50.7
Deferred tax expense (recovery)	799.7	(627.8)
Income tax expense (recovery)	799.7	(627.6)
The following table reconciles income taxes calculated at the Canadian statutory rate with the recorded income taxes:

($ millions, except percentages)	2021	2020
Net income (loss) before tax	3,163.8	(3,147.5)
Statutory income tax rate	25.16%	25.98%
Expected provision for income taxes	796.0	(817.7)
Change in corporate tax rates and tax rate variance	21.9	8.4
Tax rates in foreign jurisdictions	5.8	(1.0)
Restricted share bonus plan	(1.6)	3.9
Recognition of deferred tax assets	(70.7)	—
Derecognition of deferred tax assets	37.5	203.7
Non-taxable capital gains	(2.5)	(18.4)
Non-deductible impairment of goodwill	3.0	2.0
Other	10.3	(8.5)
Income tax expense (recovery)	799.7	(627.6)
The net deferred income tax assets (liabilities) are expected to be settled in the following periods:

($ millions)	2021	2020
Deferred income tax:
To be settled within one year	60.1	19.8
To be settled beyond one year	510.0	1,348.1
Deferred income tax	570.1	1,367.9
The movement in deferred income tax assets (liabilities) are as follows:

($ millions)	At January 1, 2021	(Charges) / credits due to acquisitions & other	(Charged) / credited to earnings	At December 31, 2021
Deferred income tax assets:
Property, plant and equipment	248.9	—	(248.9)	—
Decommissioning liability	262.2	—	(32.6)	229.6
Income tax losses carried forward	833.1	—	(18.9)	814.2
Share issue costs	1.1	0.1	(0.6)	0.6
Risk management contracts	11.6	—	29.5	41.1
Lease liabilities	40.1	—	(4.8)	35.3
Other	7.4	1.8	9.7	18.9
	1,404.4	1.9	(266.6)	1,139.7
Deferred income tax liabilities:
Property, plant and equipment	—	—	(533.4)	(533.4)
Risk management contracts	(9.9)	—	(3.5)	(13.4)
ROU asset	(26.6)	—	3.8	(22.8)
Other	—	—	—	—
	(36.5)	—	(533.1)	(569.6)
Net deferred income tax assets (liabilities)	1,367.9	1.9	(799.7)	570.1

($ millions)	At January 1, 2020	(Charges) / credits due to acquisitions & other	(Charged) / credited to earnings	At December 31, 2020
Deferred income tax assets:
Property, plant and equipment	—	—	248.9	248.9
Decommissioning liability	291.2	—	(29.0)	262.2
Income tax losses carried forward	932.6	—	(99.5)	833.1
Share issue costs	2.5	—	(1.4)	1.1
Risk management contracts	4.7	—	6.9	11.6
Lease liabilities	46.5	—	(6.4)	40.1
Other	6.6	(5.2)	6.0	7.4
	1,284.1	(5.2)	125.5	1,404.4
Deferred income tax liabilities:
Property, plant and equipment	(475.9)	—	475.9	—
Risk management contracts	(16.0)	—	6.1	(9.9)
ROU asset	(31.7)	—	5.1	(26.6)
Other	(15.2)	—	15.2	—
	(538.8)	—	502.3	(36.5)
Net deferred income tax assets (liabilities)	745.3	(5.2)	627.8	1,367.9
The approximate amounts of tax pools available as at December 31, 2021 and 2020 are as follows:

($ millions)	2021	2020
Tax pools:
Canada	7,012.5	6,981.1
United States	2,855.5	3,021.0
Total	9,868.0	10,002.1
The movement in the deferred tax asset in 2021 was primarily a result of the impairment reversal recognized during the year ended December 31, 2021. In 2020, the movement in the deferred tax asset was a result of the impairment expense recognized during the year ended December 31, 2020. Deferred tax assets are recognized to the extent of expected utilization of tax attributes, based on estimated undiscounted future cashflows included in the Company's independent reserve report.
The above tax pools include estimated Canadian non-capital losses carried forward of $1.99 billion (December 31, 2020 - $2.22 billion) that expire in the years 2027 through 2040, and U.S. net operating losses of $2.22 billion (December 31, 2020 - $2.30 billion) of which $1.53 billion will expire in the years 2032 through 2037, while the remaining $696.6 million will not expire. A deferred income tax asset has not been recognized for U.S. net operating losses of $861.0 million (December 31, 2020 - $1.21 billion) or for other temporary differences of $69.0 million (December 31, 2020 - $69.0 million) as there is not sufficient certainty regarding future utilization.
At December 31, 2021, a deferred tax asset has not been recognized in respect of temporary differences associated with investments in subsidiaries as it is not likely that the temporary differences will reverse in the foreseeable future. The deductible temporary differences associated with investments in subsidiaries is approximately $1.72 billion (December 31, 2020 - $2.22 billion).
The Company received notices of reassessment from the Canada Revenue Agency in 2014 and 2015 disallowing $149.3 million of tax pools and $12.6 million of investment tax credits relating to an acquired entity. The Company has filed notices of objections, however, the benefit of these tax pools and investment tax credits have been derecognized due to the uncertainty of being successful in defending its position. A $37.5 million deferred income tax expense has been recognized as a result of removing the tax pools in the year ended December 31, 2021.